Summary of Significant Accounting Policies - Offering Costs (Details)	12 Months Ended
Dec. 31, 2020 USD ($)
Subsidiary, Sale of Stock [Line Items]
Offering costs	$ 435,036
IPO
Subsidiary, Sale of Stock [Line Items]
Offering costs	$ 37,748,594